Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Consolidated Financial Statements [Abstract]
Balance sheet items, except for equity accounts	7.0176	7.296
Items in the statements of income and comprehensive loss, and statements of cash flows	7.2043	7.0824	6.5532